PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Total cost		$ 19,815	$ 14,097
Total accumulated depriciation		10,688	9,465
Depreciated cost		9,127	4,632
Factory Building [Member]
Total cost		2,081	2,081
Total accumulated depriciation		2,058	2,006
Machinery and Equipment [Member]
Total cost	[1],[2]	14,641	10,723
Total accumulated depriciation	[2]	8,043	6,948
Office Furniture and Equipment [Member]
Total cost		1,089	838
Total accumulated depriciation		389	345
Leasehold Improvements [Member]
Total cost		2,004	455
Total accumulated depriciation		$ 198	$ 166

[1]	As of December 31, 2019 and 2018, $459 and $1,044, respectively, relates to construction-in-process of production infrastructure.
[2]	Capital loss from sale of fixed asset amounted to $103, is due to machinery and equipment sales during 2018.